UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/09

Item 1.  Reports to Stockholders.

BILTMORE INDEX ENHANCING FUND

BILTMORE MOMENTUM/DYNAMIC ETF FUND

Semi-Annual Report

January 31, 2009

1-866-722-1677

Distributed by Aquarius Fund Distributors, LLC

Member FINRA/SIPC

The Biltmore Index Enhancing Fund

PORTFOLIO REVIEW

January 31, 2009 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2009, compared to its benchmarks:

	Six Months	One Year	Inception** - January 31, 2009
The Biltmore Index Enhancing Fund – Class A	-41.46%	-44.17%	-19.69%
The Biltmore Index Enhancing Fund – Class A with load	-44.22%	-46.83%	-21.35%
S&P 500 Total Return Index	-33.95%	-38.63%	-16.85%
Russell 3000 Total Return Index	-34.92%	-38.86%	-16.99%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   For performance information current to the most recent month-end, please call 1-866-722-1677.

** Inception date is September 29, 2006 for Class A shares.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Oil & Gas	8.1%
Pharmaceuticals	8.1%
Semiconductors	6.3%
Retail	6.1%
Equity Fund – Exchange Traded Fund	5.8%
Banks	5.4%
Chemicals	5.3%
Electric	4.7%
Insurance	4.5%
Beverages	4.1%
Other, Cash & Cash Equivalents	41.6%
100.00%

The Biltmore Momentum/Dynamic ETF Fund

PORTFOLIO REVIEW

January 31, 2009 (Unaudited)

The Fund’s performance figures* for the period ending January 31, 2009, compared to its benchmarks:

	Six Months	Inception** - January 31, 2009
The Biltmore Momentum/Dynamic ETF Fund – Class A	-13.23%	-15.83%
The Biltmore Momentum/Dynamic ETF Fund – Class A with load	-17.34%	-19.74%
S&P 500 Total Return Index	-33.95%	-34.73%
Russell 3000 Total Return Index	-34.92%	-34.78%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   For performance information current to the most recent month-end, please call 1-866-722-1677.

** Inception date is January 22, 2008 for Class A shares.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Equity Funds	33.6%
Debt Funds	30.6%
Asset Allocation Funds	12.4%
Other, Cash & Cash Equivalents	23.4%
100.00%

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS
January 31, 2009 (Unaudited)
	Shares		Value
		COMMON STOCKS - 99.9%
		AEROSPACE & DEFENSE - 2.0%
	4,091	Lockheed Martin Corp.	$ 335,626

		AGRICULTURE - 0.8%
	4,422	Universal Corp. (VA)	135,225

		APPAREL - 0.1%
	1,272	Coach, Inc. *	18,571

		AUTO PARTS & EQUIPMENT - 1.6%
	25,274	Superior Industries International, Inc.	259,564

		BANKS - 5.4%
	7,728	Associated Banc-Corp.	120,943
	6,513	Bank of America Corp.	42,856
	1,014	BB&T Corp.	20,067
	10,532	Citigroup, Inc.	37,389
	31,132	Colonial BancGroup Inc. (The)	24,594
	45,491	First Bancorp	323,441
	2,036	FNB Corp. (PA)	16,105
	2,686	Fulton Financial Corp.	18,856
	17,800	Huntington Bancshares, Inc. (OH)	51,264
	18,411	Regions Financial Corp.	63,702
	917	SunTrust Banks, Inc.	11,242
	11,083	Umpqua Holdings Corp.	108,613
	8,002	Webster Financial Corp.	33,448
	1,065	Zions Bancorporation	15,890
			888,410

		BEVERAGES - 4.1%
	3,116	Brown-Forman Corp.	141,498
	313	Hansen Natural Corp. *	10,486
	10,429	PepsiCo, Inc. (NC)	523,849
			675,832

		BIOTECHNOLOGY - 3.1%
	801	Amgen, Inc. *	43,935
	1,136	Biogen Idec, Inc. *	55,266
	6,445	Gilead Sciences, Inc. *	327,213
	3,104	Life Technologies Corp. *	79,028
			505,442

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		CHEMICALS - 5.3%
	794	Eastman Chemical Co.	$ 20,604
	3,987	Rohm and Haas Co.	220,043
	16,087	Sensient Technologies Corp.	345,871
	7,805	Sigma-Aldrich Corp.	281,604
			868,122

		COMMERCIAL SERVICES - 3.1%
	254	Apollo Group, Inc. *	20,691
	5,765	Equifax, Inc.	142,511
	8,094	Moody's Corp.	173,373
	8,076	Robert Half International, Inc.	136,888
	1,835	RR Donnelley & Sons Co.	17,910
	619	Team, Inc. *	12,225
			503,598

		COMPUTERS - 0.1%
	978	Lexmark International, Inc. *	23,159

		COSMETICS/PERSONAL CARE - 0.2%
	402	Colgate-Palmolive Co.	26,146

		DISTRIBUTION/WHOLESALE - 1.3%
	1,363	Fastenal Co.	46,587
	2,358	WW Grainger, Inc.	172,016
			218,603

		DIVERSIFIED FINANCIAL SERVICES - 0.7%
	8,077	Charles Schwab Corp. (The)	109,766

		ELECTRIC - 4.7%
	780	American Electric Power Co., Inc.	24,453
	5,615	Dominion Resources, Inc. (VA)	197,536
	5,571	Pinnacle West Capital Corp.	186,461
	4,449	SCANA Corp.	152,556
	5,091	Southern Co.	170,294
	4,235	TECO Energy, Inc.	50,862
			782,163

		ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
	550	SunPower Corp. *	14,531

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		ELECTRONICS - 1.4%
	3,283	Axsys Technologies, Inc. *	$ 140,184
	2,169	FLIR Systems, Inc. *	54,160
	1,076	II-VI, Inc. *	20,261
	917	Multi-Fineline Electronix, Inc. *	16,992
			231,597

		EQUITY FUND-EXCHANGE TRADED FUND - 5.8%
	4,411	iShares MSCI EAFE Index Fund	170,706
	46,500	PowerShares S&P 500 BuyWrite Portfolio	786,780
			957,486

		FOOD - 0.2%
	911	Campbell Soup Co.	27,667

		FOREST PRODUCTS & PAPER - 1.1%
	11,023	MeadWestvaco Corp.	128,308
	1,586	Plum Creek Timber Co., Inc.	48,801
			177,109

		GAS - 1.9%
	29,439	NiSource, Inc.	284,970
	631	Sempra Energy	27,663
			312,633

		HAND/MACHINE TOOLS - 0.3%
	773	K-Tron International, Inc. *	55,432

		HEALTHCARE-PRODUCTS - 2.9%
	4,909	CR Bard, Inc.	420,063
	3,050	Meridian Bioscience, Inc.	64,843
			484,906

		HEALTHCARE - SERVICES - 0.8%
	3,170	Amedisys, Inc. *	130,699

		HOUSEHOLD PRODUCTS/WARES - 0.8%
	2,614	Clorox Co.	131,092

		INSURANCE - 4.5%
	2,933	AON Corp.	108,668
	8,222	Chubb Corp.	350,093
	6,334	Lincoln National Corp.	95,833
	4,708	Travelers Cos, Inc. (The)	181,917
			736,511

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		INTERNET - 1.2%
	7,411	Cybersource Corp *	$ 88,413
	2,880	NetFlix Inc *	104,083
			192,496

		LEISURE TIME - 0.8%
	6,053	Harley-Davidson, Inc.	73,726
	2,628	WMS Industries, Inc. *	58,394
			132,120

		MACHINERY-DIVERSIFIED - 1.1%
	10,954	Briggs & Stratton Corp.	162,010
	105	DXP Enterprises, Inc. *	1,426
	544	Gorman-Rupp Co. (The)	13,926
			177,362

		MEDIA - 0.4%
	2,800	DIRECTV Group, Inc. *	61,320

		METAL FABRICATE/HARDWARE - 0.1%
	1,284	Timken Co.	19,119

		MINING - 0.6%
	1,737	Compass Minerals International, Inc.	104,515

		MISCELLANEOUS MANUFACTURERS - 0.8%
	768	Dover Corp.	21,719
	7,263	General Electric Co.	88,100
	1,740	Textron, Inc.	15,712
			125,531

		OIL & GAS - 8.1%
	3,109	Apache Corp.	233,175
	464	Arena Resources, Inc. *	11,303
	355	Chevron Corp.	25,035
	875	Devon Energy Corp.	53,900
	12,791	ENSCO International, Inc.	349,962
	1,214	EOG Resources, Inc.	82,273
	5,635	Exxon Mobil Corp.	430,965
	3,504	Murphy Oil Corp.	154,807
			1,341,419

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		PHARMACEUTICALS - 8.1%
	249	Cephalon, Inc. *	$ 19,218
	12,361	Express Scripts, Inc. *	664,527
	7,745	Forest Laboratories, Inc. *	193,935
	2,510	Medco Health Solutions, Inc. *	112,774
	2,630	Perrigo Co.	77,191
	8,647	Pfizer, Inc.	126,073
	3,234	Teva Pharmaceutical Industries, Ltd.	134,049
			1,327,767

		PIPELINES - 0.0%
	309	Spectra Energy Corp.*	4,484

		REITS - 0.1%
	375	Public Storage	23,201

		RETAIL - 6.1%
	3,329	AutoZone, Inc. *	442,391
	767	Bed Bath & Beyond, Inc. *	17,817
	532	Buckle, Inc. (The)	11,252
	509	Gymboree Corp. *	12,471
	3,107	McDonald's Corp.	180,268
	533	Ross Stores, Inc.	15,681
	6,516	Staples, Inc.	103,865
	7,671	Yum! Brands, Inc.	219,544
			1,003,289

		SAVINGS & LOANS - 5.1%
	33,480	First Niagara Financial Group, Inc.	437,249
	11,497	New York Community Bancorp, Inc.	152,335
	8,615	People's United Financial, Inc.	140,941
	9,070	Washington Federal, Inc.	111,380
			841,905

		SEMICONDUCTORS - 6.3%
	33,668	Altera Corp.	517,814
	2,007	Cypress Semiconductor Corp. *	9,052
	4,720	Intel Corp.	60,888
	10,029	Linear Technology Corp.	234,879
	9,808	Microchip Technology, Inc.	186,058
	1,637	Xilinx, Inc.	27,583
			1,036,274

	See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2009 (Unaudited)
	Shares		Value
		SOFTWARE - 2.0%
	5,588	Adobe Systems, Inc. *	$ 107,904
	2,087	Check Point Software Technologies *	47,312
	353	Dun & Bradstreet Corp.	26,828
	9,049	Microsoft Corp.	154,738
			336,782

		TELECOMMUNICATIONS - 2.9%
	11,534	AT&T, Inc.	283,967
	1,062	QUALCOMM, Inc.	36,692
	2,571	Syniverse Holdings, Inc. *	34,863
	2,214	Telefonica SA	118,693
			474,214

		TEXTILES - 0.1%
	452	Cintas Corp.	10,282

		TOYS/GAMES/HOBBIES - 2.1%
	14,104	Hasbro, Inc.	340,330

		TRANSPORTATION - 1.7%
	5,002	CH Robinson Worldwide, Inc.	229,992
	1,178	CSX Corp.	34,115
	415	JB Hunt Transport Services, Inc.	9,242
	299	Ryder System, Inc.	10,100
			283,449

		TOTAL COMMON STOCKS (Cost $20,748,685)	16,445,749

		TOTAL INVESTMENTS - 99.9% (Cost $20,748,685) (a)	$ 16,445,749
		OTHER ASSETS AND LIABILITIES - 0.1%	23,626
		NET ASSETS - 100.0%	$ 16,469,375
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 217,953
		Unrealized Depreciation:	(4,520,889)
		Net Unrealized Depreciation:	$ (4,302,936)
*	Non-Income producing security.

	See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund
PORTFOLIO OF INVESTMENTS
January 31, 2009 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 76.6%
		ASSET ALLOCATION FUNDS - 12.4%
	3,445	CurrencyShares Japanese Yen Trust *	$ 382,051
	13,167	PowerShares DB US Dollar Index Bullish Fund *	341,684
			723,735

		DEBT FUNDS - 30.6%
	2,729	iShares Barclays 1-3 Year Treasury Bond Fund	230,027
	2,077	iShares Barclays 3-7 Year Treasury Bond Fund	236,799
	2,602	iShares Barclays 7-10 Year Treasury Bond Fund	246,409
	2,469	iShares Barclays 20+ Year Treasury Bond Fund	256,159
	2,285	iShares Barclays MBS Bond Fund	239,308
	2,077	iShares Barclays Short Treasury Bond Fund	229,155
	4,746	iShares iBoxx $ High Yield Corporate Bond Fund	357,089
			1,794,946

		EQUITY FUNDS - 33.6%
	1,300	Biotech HOLDRs Trust	220,402
	4,900	iShares Dow Jones US Medical Devices Index Fund	194,971
	11,263	iShares Dow Jones US Regional Banks Index Fund	183,136
	3,138	iShares Nasdaq Biotechnology Index Fund	221,480
	15,724	PowerShares Water Resources Portfolio	198,751
	3,362	ProShares Short MSCI EAFE	321,239
	9,139	SPDR Consumer Staples Select Sector Fund	202,612
	10,148	SPDR KBW Regional Banking ETF	210,470
	4,123	SPDR S&P Biotech ETF	217,571
			1,970,632

		TOTAL EXCHANGE TRADED FUNDS (Cost $5,005,347)	4,489,313

		SHORT-TERM INVESTMENTS - 23.9%
	1,400,336	Milestone Treasury Obligation Portfolio - Institutional Class, 0.25%**, 2/2/09
		(Cost $1,400,336)	1,400,336

		TOTAL INVESTMENTS - 100.5% (Cost $6,405,683) (a)	$ 5,889,649
		OTHER LIABILITIES AND ASSETS - (0.5)%	(27,460)
		NET ASSETS - 100.0%	$ 5,862,189
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is subtantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 103,085
		Unrealized Depreciation:	(619,119)
		Net Unrealized Depreciation:	$ (516,034)
*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2009.

	See accompanying notes to financial statements.

Biltmore Investment Group
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2009 (Unaudited)
		Biltmore
		Momentum/
	Biltmore Index	Dynamic ETF
	Enhancing Fund	Fund
ASSETS
Investment securities:
At cost	$ 20,748,685	$ 6,405,683
At value	$ 16,445,749	$ 5,889,649
Receivable for securities sold	101,981	-
Dividends and interest receivable	30,316	343
Due from advisor	-	1,188
Prepaid expenses and other assets	5,512	3,837
TOTAL ASSETS	16,583,558	5,895,017

LIABILITIES
Investment advisory fees payable	33,515	-
Due to Custodian	30,199	-
Fees payable to affiliates	23,146	373
Distribution (12b-1) fees payable	4,727	1,274
Accrued expenses and other liabilities	22,596	31,181
TOTAL LIABILITIES	114,183	32,828
NET ASSETS	$ 16,469,375	$ 5,862,189

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 31,046,519	$ 7,214,650
Accumulated net investment income (loss)	28,823	(13,034)
Accumulated net realized loss from security transactions	(10,303,031)	(823,393)
Net unrealized depreciation of investments	(4,302,936)	(516,034)
NET ASSETS	$ 16,469,375	5,862,189

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 16,469,375	$ 5,862,189
Shares of beneficial interest outstanding	2,792,535	708,991
Net asset value (Net Assets ÷ Shares Outstanding) and
redemption price per share (a)	$ 5.90	$ 8.27
Maximum offering price per share
(maximum sales charges of 4.75%) (b)	$ 6.19	$ 8.68

(a)	Redemptions made within 1 year of purchase may be assessed a redemption fee of 2.00%.
(b) On investments of $100,000 or more, the sales charge/offering price is reduced.

See accompanying notes to financial statements.

Biltmore Investment Group
STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2009 (Unaudited)
		Biltmore
		Momentum/
	Biltmore Index	Dynamic ETF
	Enhancing Fund	Fund
INVESTMENT INCOME
Dividends (net of foreign
withholding taxes of $901 and $0, respectively)	$ 217,752	$ 117,826
Interest	7,454	5,934
TOTAL INVESTMENT INCOME	225,206	123,760

EXPENSES
Investment advisory fees	92,843	27,279
Distribution (12b-1) fees, Class A shares	30,439	8,525
Administrative services fees	21,919	11,579
Accounting services fees	17,008	7,476
Transfer agent fees	8,762	3,916
Custodian fees	6,605	4,972
Compliance officer fees	3,559	2,745
Professional fees	2,763	8,521
Insurance expense	2,558	1,250
Printing and postage expenses	814	4,476
Trustees' fees and expenses	542	3,481
Other expenses	700	739
TOTAL EXPENSES	188,512	84,959

Less: Fees waived/reimbursed by the Advisor	-	(27,090)
Plus: Recapture of fees waived/reimbursed by the Advisor	-	-
NET EXPENSES	188,512	57,869
NET INVESTMENT INCOME	36,694	65,891

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(6,296,080)	(585,453)
Net change in unrealized appreciation (depreciation) of investments	(6,514,712)	(465,115)
NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(12,810,792)	(1,050,568)
NET DECREASE IN NET ASSETS
FROM OPERATIONS	$ (12,774,098)	$ (984,677)

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the
	January 31, 2009	Year Ended
	(Unaudited)	July 31, 2008
FROM OPERATIONS
Net investment income	$ 36,694	$ 225,573
Net realized loss from security transactions, foreign currency
transactions and distributions from underlying investment companies	(6,296,080)	(3,751,027)
Net change in unrealized appreciation (depreciation) of investments	(6,514,712)	101,370
Net decrease in net assets resulting from operations	(12,774,098)	(3,424,084)

FROM DISTRIBUTION TO SHAREHOLDERS
From net investment income:
Class A	(56,708)	(169,371)
Class C	-	-
From net realized gains:
Class A	-	(77,629)
Class C	-	(506)
Net decrease in net assets resulting from distributions to shareholders	(56,708)	(247,506)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	606,025	1,267,313
Class C	-	24,760
Net asset value of shares issued in reinvestments
of distibutions to shareholders:
Class A	7,542	31,143
Class C	-	39
Redemption fee proceeds:
Class A	1,953	3,493
Class C	-	23
Payments for shares redeemed:
Class A	(5,369,873)	(3,592,265)
Class C	(155,551)	(10,000)
Net decrease in net assets from shares of beneficial interest	(4,909,904)	(2,275,494)

TOTAL DECREASE IN NET ASSETS	(17,740,710)	(5,947,084)

NET ASSETS
Beginning of Period	34,210,085	40,157,169
End of Period *	$ 16,469,375	$ 34,210,085
* Includes accumulated net investment income of:	$ 28,823	$ 48,837

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six
	Months Ended	For the
	January 31, 2009	Year Ended
	(Unaudited)	July 31, 2008
SHARE ACTIVITY
Class A:
Shares Sold	91,327	113,384
Shares Reinvested	1,158	2,685
Shares Redeemed	(661,915)	(326,587)
Net decrease in shares of beneficial interest outstanding	(569,430)	(210,518)

Class C:
Shares Sold	-	2,180
Shares Reinvested	-	3
Shares Redeemed	(22,017)	(1,008)
Net increase (decrease) in shares of beneficial interest outstanding	(22,017)	1,175

See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the
	Months Ended	Period Ended
	January 31, 2009	July 31,
	(Unaudited)	2008 (a)
FROM OPERATIONS
Net investment income	$ 65,891	$ 2,234
Net realized loss from security transactions	(585,453)	(230,877)
Net change in unrealized appreciation (depreciation) of investments	(465,115)	(50,919)
Net decrease in net assets resulting from operations	(984,677)	(279,562)

FROM DISTRIBUTION TO SHAREHOLDERS
From net investment income:
Class A	(88,222)	-
Net decrease in net assets resulting from distributions to shareholders	(88,222)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	70,000	8,015,761
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	12,952	-
Redemption fee proceeds:
Class A	14,393	3,042
Payments for shares redeemed:
Class A	(749,356)	(152,142)
Net increase (decrease) in net assets from shares of beneficial interest	(652,011)	7,866,661

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,724,910)	7,587,099

NET ASSETS
Beginning of Period	7,587,099	-
End of Period *	$ 5,862,189	$ 7,587,099
* Includes accumulated net investment income (loss) of:	$ (13,034)	$ 9,297

SHARE ACTIVITY
Class A:
Shares Sold	8,161	800,542
Shares Reinvested	1,520	-
Shares Redeemed	(86,202)	(15,030)
Net increase (decrease) in shares of beneficial interest outstanding	(76,521)	785,512

(a) Biltmore Momentum/Dynamic ETF Fund commenced operations January 22, 2008.

See accompanying notes to financial statements.

Biltmore Index Enhancing Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A Shares
	Six Months
	Ended		Year		Period
	January 31,		Ended		Ended
	2009		July 31,		July 31,
	(Unaudited)		2008		2007 (1)
Net asset value,
beginning of period	$ 10.11		$ 11.18		$ 10.00

Activity from investment operations:
Net investment income (2)	0.01		0.07		0.02
Net realized and unrealized
gain (loss) on investments	(4.20)		(1.07)		1.21
Total from investment operations	(4.19)		(1.00)		1.23

Paid-In Capital from Redemption Fees	0.00	(3)	0.00	(3)	0.01

Less distributions from:
Net investment income	(0.02)		(0.05)		(0.06)
Net realized gains	-		(0.02)		-
Total distributions	(0.02)		(0.07)		(0.06)

Net asset value, end of period	$ 5.90		$ 10.11		$ 11.18

Total return (4)	(41.46)%	(7)	(9.03)%		12.40%	(7)

Net assets, end of period (000s)	$ 16,469		$ 33,989		$ 39,925

Ratio of gross expenses to average
net assets	1.64%	(6)	1.59%		2.00%	(6)
Ratio of net expenses to average
net assets	1.64%	(6)	1.70%	(5)	1.70%	(6)
Ratio of net investment income
to average net assets	0.32%	(6)	0.61%		0.19%	(6)

Portfolio Turnover Rate	39%	(7)	98%		7%	(7)

(1)	Class A shares of the Biltmore Index Enhancing Fund commenced operations on September 29, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share date for each period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed expenses from prior periods.
(6) Annualized for periods less than one year.
(7) Not annualized.

See accompanying notes to financial statements.

Biltmore Momentum/Dynamic ETF Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A Shares
	Six Months
	Ended	Period
	January 31,	Ended
	2009	July 31,
	(Unaudited)	2008(1)
Net asset value,
beginning of period	$ 9.66	$ 10.00

Activity from investment operations:
Net investment income (2)	0.09	0.00	(3)
Net realized and unrealized
loss on investments	(1.38)	(0.34)
Total from investment operations	(1.29)	(0.34)

Paid-In Capital from Redemption Fees	0.02	0.00	(3)

Less distributions from:
Net investment income	(0.12)	-
Net realized gains	-	-
Total distributions	(0.12)	-

Net asset value, end of period	$ 8.27	$ 9.66

Total return (4)(9)	(13.23)%	(3.40)%

Net assets, end of period (000s)	$ 5,862	$ 7,587

Ratio of gross expenses to average
net assets (5)(6)(8)	2.50%	2.98%
Ratio of net expenses to average
net assets (6)(8)	1.70%	1.70%
Ratio of net investment income
to average net assets (7)(8)	1.94%	0.06%

Portfolio Turnover Rate (9)	164%	76%

(1)	Class A shares of the Biltmore Momentum/Dynamic ETF Fund commenced operations on January 22, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share date for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Annualized for periods less than one year.
(9) Not annualized.

See accompanying notes to financial statements.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS

January 31, 2009 (Unaudited)

1.

ORGANIZATION

The Biltmore Index Enhancing Fund (“BIEF”) and the Biltmore Momentum/Dynamic ETF Fund (“BMDEF”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   BIEF and BMDEF (the “Funds”) each have two distinct share classes; Class A and Class C. The Funds seek long-term growth of capital.

BIEF and BMDEF currently offer only Class A shares.   Class A shares are offered at net asset value plus a maximum sales charge of 4.75%.   Class C shares would be offered at net asset value plus a maximum sales charge of 1.00%.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined.   Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price.   If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued daily at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Funds’ Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments relating to SFAS 157.   These inputs are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are summaries of the inputs used as of January 31, 2009 in valuing the Funds’ assets carried at fair value:

                                           * Other financial instruments include futures, forwards and swap contracts.

                                            * Other financial instruments include futures, forwards and swap contracts.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the financial statements of the Funds.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Derivatives Disclosure - In March 2008, FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”).  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a fund’s financial position, performance and cash flows. The impact the adoption of SFAS 161 will have, if any, on the financial statements and related disclosures, is currently being evaluated prior to implementation.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the six months ended January 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $9,137,997 and $12,774,169, respectively, for the Biltmore Index Enhancing Fund.   For the six months ended January 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $9,024,326 and $10,275,502, respectively, for the Biltmore Momentum/Dynamic ETF Fund.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are supervised under the direction of the Board, which is responsible for the overall management of the Funds. Capital Group, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with each Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of each Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2009, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.70% per annum of each Fund’s average daily net assets for Class A shares.   During the six months ended January 31, 2009, the Advisor waived fees totaling $27,090.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and each Fund's Operating Expenses attributable to Class A shares are subsequently less than 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by each Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.70% of average daily net assets for Class A. If the Operating Expenses attributable to the Class A shares subsequently exceed 1.70% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   As of January 31, 2009, the Advisor has $27,603 of waived expenses that may be recovered no later than July 31, 2010 for the Biltmore Index Enhancing Fund and $45,738 of waived expenses that may be recovered no later than July 31, 2011 for the Biltmore Dynamic/Momentum ETF Fund.   During the six months ended January 31, 2009, the Advisor did not recapture any fees previously waived for the Biltmore Index Enhancing Fund or the Biltmore Momentum/Dynamic ETF Fund.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of the average daily net assets attributable to Class A shares and is paid to Northern Lights Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A shares.   The Distributor is an affiliate GFS.   On sales of BIEF’s Class A shares for the six months ended January 31, 2009, the Distributor received $0 from front-end sales charges of which $0 was retained by the principal underwriter or other affiliated broker-dealers.   On sales of BMDEF’s Class A shares for the six months ended January 31, 2009, the Distributor received $0 from front-end sales charges, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Each Fund pays its pro rata share of a total fee of $7,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as fund assets reach certain breakpoints. Each Fund is subject to a minimum annual fee. Each Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month.

The Funds pay GFS a base annual fee of $24,000 and an additional $6,000 for each class above one, plus a basis point fee in decreasing amounts as fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Funds’ Custody Agreement with Bank of New York (the “Custody Agreement”), each Fund’s pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints. Each Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the six months ended January 31, 2009 was $4,328.   The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended January 31, 2009, the Funds incurred expenses of $6,304 for compliance services pursuant to the Trust’s Agreement with NLCS.   Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended January 31, 2009, GemCom collected amounts totaling $6,243 for EDGAR and printing services performed.   Such fees would be included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 1 year. The redemption fee is paid directly to each Fund.  For the six months ended January 31, 2009, BIEF assessed $1,953 in redemption fees and BMDEF assessed $14,393 in redemption fees.

Biltmore Investment Group

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2009 (Unaudited)

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the Biltmore Index Enhancing Fund for the following periods was as follows:

	Fiscal Period Ended July 31, 2008	Fiscal Year Ended July 31, 2007
Ordinary Income	$176,816	$109,996
Net Long-Term Capital Gain	70,690	-
Total	$247,506	$109,996

As of July 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales.

Permanent book and tax differences, due to different book and tax treatment of distributions,    resulted in reclassification for the fiscal year ended July 31, 2008 as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Loss from Security Transactions
Biltmore Index Enhancing Fund	$(7,365)	$7,365
Biltmore Momentum/Dynamic ETF Fund	7,063	(7,063)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.   The Funds incurred and elected to defer such capital losses as follows:

Post October Losses
Biltmore Index Enhancing Fund	$3,991,530
Biltmore Momentum/Dynamic ETF Fund	237,940

The Biltmore Investment Group

EXPENSE EXAMPLES

January 31, 2009 (Unaudited)

As a shareholder of the Biltmore Index Enhancing Fund or the Biltmore Momentum/Dynamic ETF Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Biltmore Index Enhancing Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2008 through January 31, 2009.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Biltmore Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period* 8/1/08 – 1/31/09	Expense Ratio During Period** 8/1/08 – 1/31/09
Index Enhancing Fund	$1,000.00	$585.40	$6.52	1.64%
Momentum/Dynamic ETF Fund	1,000.00	867.70	7.96	1.70

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/08	Ending Account Value 1/31/09	Expenses Paid During Period* 8/1/08 – 1/31/09	Expense Ratio During Period** 8/1/08 – 1/31/09
Index Enhancing Fund	$1,000.00	$1,016.85	$8.29	1.64%
Momentum/Dynamic ETF Fund	1,000.00	1,016.55	8.59	1.70

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-722-1677 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-722-1677.

INVESTMENT ADVISOR

Capital Group, Inc.

410 North 44th, #1100

Phoenix, AZ  85018

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/7/09

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/7/09